Fair Value Measurements And Derivative Instruments	12 Months Ended
Dec. 31, 2016
Fair Value Measurements And Derivative Instruments [Abstract]
Fair Value Measurements And Derivative Instruments

NOTE 8: FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS

Our determination of fair value measurements is based on the assumptions that market participants would use in pricing the asset or liability. At December 31, 2016, the Company’s convertible debt (see Note 7) and certain derivative instruments were the only financial instruments measured in the financial statements at fair value on a recurring basis.  Nonrecurring fair value measurements were utilized in the determination of the fair value of acquired hotel properties and related assumed debt in 2016 and 2015 (see Note 3), the acquisition accounting performed by the Atlanta JV in 2016 (see Note 5), the accounting for the equity transactions that occurred in March 2016 (see Note 10), and in the valuation of impaired hotels during the years ended December 31, 2016, 2015, and 2014.

Derivative Instruments

Currently, the Company uses derivatives, such as interest rate swaps and caps, to manage its interest rate risk.  The fair value of interest rate positions is determined using the standard market methodology of netting the discounted expected future cash receipts and payments. Variable interest rates used in the calculation of projected receipts and payments on the positions are based on an expectation of future interest rates derived from observable market interest rate curves and volatilities.  Derivatives expose the Company to credit risk in the event of non-performance by the counterparties under the terms of the agreements.  The Company believes it minimizes this credit risk by transacting with major creditworthy financial institutions.  These interest rate positions at December 31, 2016 and 2015 are as follows:

Associated debt	Type	Terms	Effective Date	Maturity Date	Notional amount at December 31, 2016	Notional amount at December 31, 2015
Huntington	Swap	Swaps 30-day LIBOR + 2.25% for fixed rate of	11/2015	11/2020	$7,361 (1)	$9,981 (1)
4.13%; cancellable at Company's option anytime
after 11/01/2018 without penalty

Latitude	Cap	Caps 30-day LIBOR at 1.0%	03/2016	06/2017	$11,124 (1)	$-

Latitude	Cap	Caps 30-day LIBOR at 2.5%	10/2015	05/2016	$-	$11,220 (1)

(1)	Notional amounts amortize consistently with the principal amortization of the associated loans

Additionally, prior to the execution of the Exchange Agreement (see Note 10) on March 16, 2016 which extinguished the instrument, the Company was required to bifurcate and include on the balance sheet at fair value the embedded conversion option in the 6.25% Series C Cumulative Convertible Preferred Stock (“Series C Preferred Stock”) due to the presence of an antidilution provision that required an adjustment in the common stock conversion ratio should subsequent issuances of the Company’s common stock be issued below the instrument’s original conversion price of $52.00 per share.    As a result of a subscription rights offering by the Company which concluded on June 6, 2014 (see Note 9), the conversion price of the Series C Preferred Stock, pursuant to its terms, was adjusted to $10.40, the exercise price of the subscription rights for a share of common stock, where the conversion price remained until the instrument’s extinguishment.

Similarly, prior to the execution of the Exchange Agreement, the terms of the common stock warrants issued to the holders of the Series C Preferred Stock (see Note 10) also included an antidilution provision that required a reduction in the warrant’s exercise price of $62.40 should the conversion ratio of the Series C Preferred Stock be adjusted due to antidilution provisions. Accordingly, the warrants did not qualify for equity classification, and, as a result, the fair value of the derivative was shown as a derivative liability on the balance sheet. As a result of a subscription rights offering by the Company which concluded on June 6, 2014 (see Note 9), the exercise price of the warrants for a share of common stock was adjusted to $12.48, equal to 120% of the adjusted conversion price of the Series C Preferred Stock. With the execution of the Exchange Agreement, this provision of these warrants was effectively eliminated and the conversion price was locked permanently at $12.48.  Following this modification of terms, the warrants qualify for equity classification and were reclassified to additional paid-in capital at their fair value of $611 on the date of the modification.

The fair value of the derivative liabilities recognized in connection with the Series C Preferred Stock was determined using the Monte Carlo simulation method.

All derivatives recognized by the Company are reported as derivative liabilities on the balance sheet and are adjusted to their fair value at each reporting date.  All gains and losses on derivative instruments are included in net gain (loss) on derivatives and convertible debt and with the exception of realized gains and losses related to the interest rate instruments, which are included in interest expense on the statements of operations. Net gains (losses) of $6,680,  $11,578, and ($14,430) were recognized related to derivative instruments for the years ended December, 2016, 2015, and 2014, respectively.

Recurring Fair Value Measurements

The following tables provide the fair value of the Company’s financial liabilities carried at fair value and measured on a recurring basis:

There were no transfers between levels during the years ended December 31, 2016, 2015, or 2014.

	Fair value at
	December 31, 2016	Level 1	Level 2	Level 3
Interest rate derivative	$8	$-	$8	$-
Convertible debt	1,315	-	-	1,315
	$1,323	$-	$8	$1,315

	Fair value at
	December 31, 2015	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$6,271	$-	$-	$6,271
Warrant derivative	2,411	-	-	2,411
Interest rate derivatives	77	-	77	-
	$8,759	$-	$77	$8,682

The following table presents a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis that use significant unobservable inputs (Level 3) and the related gains and losses recorded in the statement of operations during the periods:

	Year ended December 31,
	2016				2015
	Series C Preferred embedded derivative	RES warrant derivative	Convertible debt	Total	Series C Preferred embedded derivative	RES warrant derivative	Total
Fair value, beginning of period	$6,271	$2,411	$-	$8,682	$13,804	$6,533	$20,337
Net (gains) losses recognized in earnings	(4,848)	(1,800)	303	(6,345)	(7,533)	(4,122)	(11,655)
Purchase and issuances	-	-	1,012	1,012	-	-	-
Sales and settlements	(1,423)	-	-	(1,423)	-	-	-
Gross transfers into Level 3	-	-	-	-	-	-	-
Gross transfers out of Level 3 (1)	-	(611)	-	(611)	-	-	-
Fair value, end of period	$-	$-	$1,315	$1,315	$6,271	$2,411	$8,682

Total unrealized (gains) losses during the period included in earnings related to instruments held at end of period	$-	$-	$303	$303	$(7,533)	$(4,122)	$(11,655)

(1)	RES warrants were permanently reclassified to additional paid-in capital as discussed above

Fair Value of Debt

The Company estimates the fair value of its fixed rate debt by discounting the future cash flows of each instrument at estimated market rates or credit spreads consistent with the maturity of debt obligations with similar credit policies. Credit spreads take into consideration general market conditions and maturity. The inputs utilized in estimating the fair value of debt are classified in Level 2 of the fair value hierarchy. The carrying value, net of deferred financing costs, and estimated fair value of the Company’s debt, excluding convertible debt, which is presented in the balance sheet at fair value, is presented in the table below:

	Carrying value at December 31,		Estimated fair value at December 31,
	2016	2015	2016	2015

Held for use	$56,775	$44,667	$57,456	$45,771
Held for sale	5,945	41,344	6,433	43,508
Total	$62,720	$86,011	$63,889	$89,279

Impaired Hotel Properties

In the performance of impairment analysis for both held for sale and held for use properties, fair value is determined with the assistance of independent real estate brokers and through the use of revenue multiples based on the Company’s experience with hotel sales as well as available industry information.  For held for sale properties, estimated selling costs are based on our experience with similar asset sales.  These are considered Level 3 inputs.  All impairment in the table below related to held for use properties relates to impairments taken when those properties were previously held for sale or upon their reclassification to held for use. The amount of impairment and recovery of previously recorded impairment recognized in the years ended December 31, 2016, 2015, and 2014 is shown in the table below:

	Year ended December 31,
	2016		2015		2014
	Number of hotels	Impairment (loss) recovery	Number of hotels	Impairment (loss) recovery	Number of hotels	Impairment (loss) recovery
Continuing Operations:
Held for sale hotels:
Impairment loss	4	$(1,273)	-	$-	-	$-
Sold hotels:
Impairment loss	1	(204)	6	(3,914)	2	(1,388)
Recovery of impairment	-	-	1	85	1	119
Net impairment loss reported in continuing operations	5	$(1,477)	7	$(3,829)	3	$(1,269)

Discontinued Operations:
Sold hotels:
Impairment loss	-	$-	1	$(117)	8	$(2,450)
Recovery of impairment	-	-	3	238	5	798
Net impairment loss reported in discontinued operations	-	$-	4	$121	13	$(1,652)

Total net impairment:	5	$(1,477)	11	$(3,708)	16	$(2,921)